Financial instruments - Provisionally-priced accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade payables prior to mark-to-market adjustment
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 28,453	$ 5,548
Mark-to-market adjustment related to molybdenum products
Statement Line Items [Line Items]
Financial liabilities, at fair value	35,743	(521)
Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 64,196	$ 5,027